Segment Reporting - Summary of Segment Reporting Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenues:
Revenues from services	¥ 311,184	$ 47,691	¥ 292,523	¥ 180,187
Revenues from sales of products	118,719	18,194	89,154	28,680
Total revenues	429,903	65,885	381,677	208,867
Cost of revenues:	(115,981)	(17,775)	(108,343)	(73,808)
Gross profit	313,922	$ 48,110	273,334	135,059
Central laboratory business
Revenues:
Revenues from services	297,342		276,254	161,458
Revenues from sales of products	0		0	0
Total revenues	297,342		276,254	161,458
Cost of revenues:	(73,960)		(73,689)	(56,241)
Gross profit	223,382		202,565	105,217
In-hospital business
Revenues:
Revenues from services	(847)		(1,476)	4,506
Revenues from sales of products	118,719		89,154	28,680
Total revenues	117,872		87,678	33,186
Cost of revenues:	(35,849)		(29,506)	(13,120)
Gross profit	82,023		58,172	20,066
Pharma research and development services
Revenues:
Revenues from services	14,689		17,745	14,223
Revenues from sales of products	0		0	0
Total revenues	14,689		17,745	14,223
Cost of revenues:	(6,172)		(5,148)	(4,447)
Gross profit	¥ 8,517		¥ 12,597	¥ 9,776